LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of operating lease cost

	December 31,
	2023	2022
Fixed cost and variable cost that depend on index	$5,216	$5,133
Short-term lease cost	1,063	364
	$6,279	$5,472

Schedule of supplemental balance sheet information related to operating leases

	December 31,
	2023	2022
Operating lease ROU assets	$13,557	$13,278
Operating lease liabilities, current	3,802	3,890
Operating lease liabilities, non-current	8,712	8,076
Weighted-average remaining lease term (in years)	4.47	4.23
Weighted-average discount rate	3.30%	1.67%

Schedule of future minimum lease payments under non-cancelable operating lease agreements

2024	$4,146
2025	3,497
2026	1,815
2027	1,263
2028	987
Thereafter	1,860
Total undiscounted lease payments	13,568
Less: imputed interest	(1,054)
Present value of lease liabilities	$12,514